Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		295 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013
General and Administrative Expenses
Accounting and audit fees	$ 6,570	$ 9,397	$ 41,052	$ 53,559	$ 577,468
Amortization					3,616
Communications	131	215	1,733	643	109,812
Consulting fees	546,950		782,150		4,437,416
Interest	18,581	16,823	53,812	48,893	689,693
Investor relations					91,385
Legal fees		2,975	806	2,975	171,022
Management fees	49,600	1,000	122,750	1,000	892,483
Office and general	182	108	930	223	146,532
Regulatory fees	2,085	4,609	11,368	11,973	77,741
Rent					135,615
Transfer agent fees	375	375	1,525	1,125	50,533
Travel					112,770
Loss on disposal of equipment					1,481
Write-down of advances to related party					606,337
Operating loss	(624,474)	(35,502)	(1,016,126)	(120,391)	(8,103,904)
Unauthorized distribution					(69,116)
Termination fee					(792,000)
Gain (loss) on foreign exchange	(4,980)	(9,256)	7,561	(10,046)	(32,333)
Loss on settlement of payables			(1,364,757)		(1,339,524)
Write-down of deferred investment costs					(34,210)
Net loss for the period	$ (629,454)	$ (44,758)	$ (2,373,322)	$ (130,437)	$ (10,371,087)
Basic and diluted loss per share	$ (0.01)	$ 0	$ (0.07)	$ 0
Weighted average number of common shares outstanding	35,159,391	27,610,326	33,671,284	27,610,326